Shareholders' equity - Share Capital (Details) € / shares in Units, € in Millions	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 € / shares shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Common stock, authorized amount | €	€ 126.0
Treasury stock, par or stated value per share (in EUR per share) | € / shares	€ 0.09
Common stock, shares, outstanding	416,514,034	419,810,706	421,097,729
Number of treasury shares	2,983,454	5,848,998	10,368,038
Number of issued shares			431,465,767
United States
Class of Stock [Line Items]
Common stock, shares, outstanding	77,733,738
Cumulative Preferred Stock
Class of Stock [Line Items]
Cumulative preference shares; authorized (number of shares)	700,000,000
Cumulative preference shares; nominal value (in EUR per share) | € / shares	€ 0.09
Preferred stock, votes per share (in votes per share)	9
Number of issued shares	0
Common Stock
Class of Stock [Line Items]
Ordinary Shares, authorized (number of shares)	699,999,000	699,999,000
Ordinary shares, nominal value (in EUR per share) | € / shares	€ 0.09	€ 0.09
Common stock, votes per share	9
Common stock, shares, outstanding	416,514,034	419,810,706
Number of issued shares	419,497,488	425,659,704
Common Class B
Class of Stock [Line Items]
Ordinary Shares, authorized (number of shares)	9,000
Ordinary shares, nominal value (in EUR per share) | € / shares	€ 0.01
Common stock, votes per share	1
Number of issued shares	0